Annual Total Returns (Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares Retail) (Vanguard New York Long-Term Tax-Exempt Fund, Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares)	12 Months Ended
Nov. 30, 2014
Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Annual Total Return
2014	10.83%
2013	(2.93%)
2012	6.94%
2011	9.62%
2010	1.83%
2009	12.53%
2008	(3.69%)
2007	2.41%
2006	4.84%
2005	2.82%